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Gina M. Butch
Paralegal
(860) 273-0701
Fax:  (860) 273-3004



July 20, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B
    Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored
        Deferred Compensation Plans
    File Nos.:  33-75996* and 811-2512
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement and Statement of Additional Information Supplement in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 ("Amendment No. 25") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 25 which was declared effective on July 20, 2001. The text of Amendment No. 25 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-0701.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch



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*    Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement Nos.: 33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975